5. Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 5,956,596	$ 3,562,721	$ 2,654,180
Electric power sold on the Spot market (Resolution 19 and 95/2013, as amended)
DisclosureOfRevenuesLineItems [Line Items]
Revenues	5,175,825	3,114,552	2,317,042
Electric power sold on the Spot market (Prior Resolution 95/2013)
DisclosureOfRevenuesLineItems [Line Items]
Revenues	472,447	231,192	189,487
Sales under contracts
DisclosureOfRevenuesLineItems [Line Items]
Revenues	167,124	107,873	96,082
Steam sales
DisclosureOfRevenuesLineItems [Line Items]
Revenues	141,200	108,308	43,331
Rendering of services
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 0	$ 796	$ 8,238